STATEMENTS OF OPERATIONS (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Stock-based compensation	$ 0	$ 0	$ 233,505	$ 600,000	$ 2,264,081	$ 0